Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2024
Entity Registrant Name	dei_EntityRegistrantName	Two Roads Shared Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001552947
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	trst
Document Creation Date	dei_DocumentCreationDate	Jun. 03, 2025
Document Effective Date	dei_DocumentEffectiveDate	Jun. 03, 2025
Prospectus Date	rr_ProspectusDate	Nov. 30, 2024
Hypatia Women CEO ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Hypatia Women CEO ETF

(the “Fund”)

WCEO

a series of Two Roads Shared Trust

Supplement dated June 3, 2025

to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”),
each dated November 30, 2024, as amended and/or supplemented

This Supplement provides new and additional information beyond that contained in the Summary Prospectus, Prospectus and SAI and should be read in conjunction with the Summary Prospectus, Prospectus and SAI. This Supplement supersedes any information to the contrary in the Summary Prospectus, Prospectus and SAI.

Effective June 3, 2025, the Fund’s Index Calculation Agent will change from Wilshire Advisors LLC to S&P Opco, LLC and the index utilized for sector allocations was changed from the FT Wilshire Small Cap Index to the S&P Small Cap 600 Index. There are no changes to the Hypatia Women CEO Index (the “Index”), the Index methodology or to the Fund’s holdings apart from certain non-material rebalancing with respect to sector weightings to reflect the new underlying reference index. Additionally, effective immediately, John Grenawalt has been named one of the Portfolio Managers of the Fund.

Effective June 3, 2025, the sub-section entitled “Index and Index Calculation Agent” beginning on page 2 and page 6 of the Prospectus and page 2 of the Summary Prospectus is replaced with the following:

Hypatia Women CEO Index (the “Index”)

The Index was created and is sponsored by Hypatia Capital Group LLC (“HCG”), the parent company of the Adviser. The Index is the property of HCG, which has contracted with S&P Opco, LLC (a subsidiary of S&P Dow Jones Indices LLC), an organization that is independent of the Fund, the Adviser and the Sub-Adviser, to calculate and maintain the Index. The Index is not sponsored by S&P Dow Jones Indices or its affiliates or its third party licensors (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices will not be liable for any errors or omissions in calculating the Index. “Calculated by S&P Dow Jones Indices” and the related stylized mark(s) are service marks of S&P Dow Jones Indices and have been licensed for use by HCG. S&P® is a registered trademark of Standard & Poor's Financial Services LLC (“SPFS"), and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). HCG determines the composition of the Index and relative weightings of the securities in the Index. The universe of eligible securities for inclusion in the Index consists of exchange-traded equity securities (common stock and REITs) of U.S. companies with market capitalizations of at least $500 million and a female Chief Executive Officer. Index components can be small-, mid-, large-, and mega-capitalization companies. HCG utilizes its own proprietary research and the research of third-party data firms to identify additional issuers for inclusion in the Index. The Index is industry weighted. Industry weights match the S&P Small Cap 600 Index industry weights. The components of the Index are equally weighted within the industries. Industry rebalancing is performed monthly. As of June 1, 2025, the Index included 165 securities with market capitalizations between approximately $172 million and $439 billion. The Adviser has adopted policies and procedures designed to address conflicts of interest between HCG’s role in the creation and maintenance of the Index and the Adviser’s role in managing the Fund.

Effective immediately, the sub-section entitled “Hypatia Women CEO Index (the “Index”)” beginning on page 18 of the Prospectus is replaced with the following:

Index and Index Calculation Agent

The Index is created and sponsored by an affiliated person of the Fund. The Index was developed by Hypatia Capital Group LLC (“HCG”), the parent company of the Adviser. HCG has entered into an index calculation agreement with SPDJI (the “Index Calculation Agent”) to maintain and calculate the Index and distribute the Index values as directed by HCG. HCG serves as the Index administrator and is responsible for Index governance. The Index is governed by a published methodology. Changes to the methodology will be publicly disclosed prior to implementation.

Effective immediately, the section entitled “Portfolio Manager” beginning on page 5 of the Prospectus and page 6 of the Summary Prospectus is replaced with the following:

Portfolio Managers: Patricia Lizarraga, Founder and Managing Partner of Hypatia, has managed the Fund since it commenced operations in 2023. John Grenawalt, Chief Operating Officer of Hypatia, has managed the Fund since June 2025.

Effective immediately, the section entitled “Portfolio Manager” beginning on page 13 of the Prospectus is replaced with the following:

PORTFOLIO MANAGERS

Patricia Lizarraga, the founder of Hypatia, has served as its Managing Partner since its inception in 2007, where she is responsible for the Hypatia’s strategy of sponsoring female CEOs, as well as originating proprietary private equity transactions. Ms. Lizarraga has over 30 years of financial industry experience, during which she has founded several successful companies. Prior to founding Hypatia, she was a Managing Director of Calyon Securities’ New York mergers & acquisitions group. Ms. Lizarraga is an independent director of Credicorp, Ltd, the largest financial services holding company in Peru, where she serves as Audit Committee Chairperson. Ms. Lizarraga received her Bachelor of Arts degree, cum laude, from Yale University and her Master of Business Administration from the Harvard Business School. Ms. Lizarraga has managed the Fund since it commenced operations in 2023.

John Grenawalt has been Chief Operating Officer of Hypatia Capital since 2019, where he is responsible for Business Development, Human Resources, and Operations. He is a member of Hypatia’s Index Committee. He was also responsible for the operations of the Hypatia Women Hedge Fund Index and Hypatia Women Fund Managers I. Mr. Grenawalt is responsible for leading and training our analyst team. John received his Bachelor of Science in Applied Economics and Management from Cornell University. Mr. Grenawalt has managed the Fund since June 2025.

The SAI provides additional information about the Portfolio Manager’s compensation, other accounts managed and ownership of Fund shares.

Effective June 3, 2025, the sub-section entitled “Hypatia Women CEO Index (the “Index”)” beginning on page 15 of the SAI is replaced with the following:

Hypatia Women CEO Index (the “Index”)

The Index was created and is sponsored by Hypatia Capital Group LLC (“HCG”), the parent company of the Adviser. HCG has contracted with S&P Opco, LLC (a subsidiary of S&P Dow Jones Indices LLC)(the “Index Calculation Agent” or “SPDJI”) an organization that is independent of the Fund, the Adviser and the Sub-Adviser, to maintain and calculate the Index and distribute the Index values as directed by HCG. HCG determines the composition of the Index and relative weightings of the securities in the Index. The universe of eligible securities for inclusion in the Index consists of exchange-traded equity securities (common stock and REITs) of U.S. companies with market capitalizations of least $500 million and a female Chief Executive Officer. Index components can be small-, mid-, large-, and mega-capitalization companies. HCG utilizes its own proprietary research and the research of third-party data firms to identify additional issuers for inclusion in the Index. The Index is industry weighted. Industry weights match the S&P Small Cap 600 Index industry weights. The components of the Index are equally weighted within the industries. Industry rebalancing is performed monthly. As of June 1, 2025, the Index included 165 securities with market capitalizations between approximately $172 million and $439 billion. The Adviser has adopted policies and procedures designed to address conflicts of interest between HCG’s role in the creation and maintenance of the Index and the Adviser’s role in managing the Fund.

Effective immediately, the section entitled “Portfolio Manager” beginning on page 28 of the SAI is renamed “PORTFOLIO MANAGERS” and the following supplements the information contained in this section:

John Grenawalt serves as a portfolio manager of the Fund. As of March 31, 2025, Mr. Grenawalt is responsible for the portfolio management of the following types of accounts in addition to the Fund:

Total Other Accounts By Type	Total Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

The section entitled “Compensation” on page 28 of the SAI is hereby deleted in its entirety and replaced with the following:

Compensation

Ms. Lizarraga is compensated through discretionary bonus and equity participation in the Adviser. John Grenawalt is compensated by the parent company, in addition to a discretionary bonus.

The following supplements the information contained in the section entitled “Ownership of Securities” on page 28 of the SAI:

Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund
John Grenawalt	$50,001 - $100,000*

*As of March 31, 2025

Any and all references to “portfolio manager” in the Prospectus or SAI are hereby removed and replaced with “portfolio managers.”

________________________________________

This Supplement and the Fund’s existing Prospectus and SAI provide relevant information for all shareholders and should be retained for future reference. The Fund’s Prospectus and SAI have each been filed with the Securities and Exchange Commission and are incorporated by reference. Copies of these documents may be obtained without charge by visiting www.wceoetf.com or by calling 1-888-338-3166.